CONVERTIBLE DEBT (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Convertible Notes in Default
Convertible notes in default	$ 1,930,000	$ 169,000	$ 2,915,000
Auctus
Convertible notes in default	40,000	169,000	389,000
Auctus | Note 4
Convertible notes in default	0		0
Auctus | Note 1
Convertible notes in default	40,000		192,000
Auctus | Note 2
Convertible notes in default	0		91,000
Auctus | Note 3
Convertible notes in default	0		106,000
GPB
Convertible notes in default	1,709,000	0	2,177,000
GHS
Convertible notes in default	181,000	0	349,000
GHS | Note 1
Convertible notes in default	0		149,000
GHS | Note 2
Convertible notes in default	64,000	0	83,000
GHS | Note 3
Convertible notes in default	14,000	0	14,000
GHS | Note 4
Convertible notes in default	$ 103,000	$ 90,000	$ 103,000